THE INCOME FUND OF AMERICA, INC.
                     One Market, Steuart Tower, Suite 1800
                            San Francisco, CA 94120
                                 (415) 421-9360



October 3, 2003

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: The Income Fund of America, Inc.
     File Nos.  811-1880
                2-33371

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on 9/30/03 of Registrant's Post-Effective Amendment No. 60 under the Securities Act of 1933 and Amendment No. 41 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Patrick F. Quan
                                             Patrick F. Quan
                                             Secretary



cc:   Linda Stirling
     (Division of Investment Management)